COMMITMENTS AND CONTINGENCIES (Details) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Apr. 30, 2014 Moscow headquarters lease	Dec. 31, 2008 Moscow headquarters lease	Dec. 31, 2014 Moscow headquarters lease RUB	Apr. 30, 2011 Other leases item	Dec. 31, 2014 Other leases RUB
Lease and Other Commitments
Term of lease					7 years	10 years
Number of lease agreements entered into by the entity								2
Future minimum lease payments
2015	$ 72.2	4,056.0					3,466.0		590.0
2016	70.0	3,940.0					3,557.0		383.0
2017	69.7	3,920.0					3,681.0		239.0
2018	73.0	4,107.0					3,973.0		134.0
2019 and thereafter	165.8	9,330.0					9,323.0		7.0
Total	450.7	25,353.0					24,000.0		1,353.0
Rent expenses under operating leases	47.5	2,674.0	1,790.0	1,656.0
Purchase commitments
2015	82.3	4,630.0
2016	35.0	1,969.0
2017	14.7	825.0
2018	22.8	1,281.0
2019	13.3	748.0
Thereafter	22.2	1,248.0
Environment and Current Economic Situation
Unrecognized tax benefit recorded as liabilities, exclusive of interest and penalties	1.7	97.0
Liability for potential penalties related to unrecognized tax benefits	0.3	16.0
Liability for potential interest related to unrecognized tax benefits	0.3	18.0
Accrued contingencies related to non-income taxes	3.3	185.0
Estimated contingencies related to non-income taxes	$ 1.4	78.0